Trade receivables (Tables)	12 Months Ended
Dec. 31, 2023
Trade Receivables
Schedule of trade receivables

	2023	2022

Credit card companies (note 8.1)	109	79
Credit card companies - related parties (note 12.2)	8	4
Sales vouchers and trade receivables	272	255
Private label credit card	30	34
Receivables from related parties (note 12.2)	9	5
Receivables from suppliers	32	42
Allowance for doubtful accounts (note 8.2)	(2)	(2)
	458	417

Current	458	417

Schedule of estimated losses on doubtful accounts

	2023	2022	2021

At the beginning of the year	(2)	(35)	(43)
Allowance booked for the year	(20)	(40)	(57)
Write-offs of receivables	25	38	61
Assets held for sale or distribution and discontinued operations	(7)	25	-
Foreign currency translation adjustment	2	10	4
At the end of the year	(2)	(2)	(35)

Schedule of gross trade receivables

			Overdue receivables
	Total	Not yet due	<30 days	30-60 days	61-90 days	>90 days

12.31.2023	460	447	9	1	1	2
12.31.2022	419	404	10	1	1	3